PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks 98.8%
Automobile Components 0.2%
Mobileye Global, Inc. (Israel) (Class A Stock)*	17,723	$632,179
Automobiles 2.6%
Tesla, Inc.*	32,972	6,622,096
Beverages 0.2%
Coca-Cola Co. (The)	11,245	635,230
Biotechnology 2.2%
AbbVie, Inc.	21,657	3,057,535
Amgen, Inc.	4,458	1,139,911
Argenx SE (Netherlands), ADR*	1,936	909,088
Vertex Pharmaceuticals, Inc.*	1,749	633,330
		5,739,864
Broadline Retail 7.7%
Amazon.com, Inc.*	110,544	14,712,301
MercadoLibre, Inc. (Brazil)*	3,461	4,294,201
Ollie’s Bargain Outlet Holdings, Inc.*	8,235	636,072
		19,642,574
Building Products 0.3%
Armstrong World Industries, Inc.	8,509	645,748
Capital Markets 0.5%
Goldman Sachs Group, Inc. (The)	2,142	650,333
Moody’s Corp.	2,057	633,556
		1,283,889
Chemicals 0.3%
PPG Industries, Inc.	6,357	780,449
Communications Equipment 0.3%
Arista Networks, Inc.*	3,526	706,505
Consumer Finance 0.9%
American Express Co.	15,566	2,273,103

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail 1.0%
Costco Wholesale Corp.	2,676	$1,478,329
Performance Food Group Co.*	16,404	947,495
		2,425,824
Electrical Equipment 0.3%
Vertiv Holdings Co.	17,056	669,789
Electronic Equipment, Instruments & Components 0.2%
CDW Corp.	3,123	625,849
Energy Equipment & Services 0.2%
Halliburton Co.	15,687	617,127
Entertainment 1.9%
Netflix, Inc.*	11,931	4,911,873
Financial Services 5.6%
FleetCor Technologies, Inc.*	2,799	630,251
Mastercard, Inc. (Class A Stock)	12,211	4,595,610
Shift4 Payments, Inc. (Class A Stock)*	14,244	634,143
Visa, Inc. (Class A Stock)	32,853	7,723,740
WEX, Inc.*	3,804	633,290
		14,217,034
Food Products 0.3%
Hershey Co. (The)	4,602	862,185
Ground Transportation 1.8%
CSX Corp.	21,245	634,163
Uber Technologies, Inc.*	89,272	3,863,692
		4,497,855
Health Care Equipment & Supplies 0.3%
Stryker Corp.	2,371	640,692
Health Care Providers & Services 1.0%
Cigna Group (The)	2,048	633,241

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Humana, Inc.	1,217	$637,331
UnitedHealth Group, Inc.	2,491	1,334,080
		2,604,652
Hotels, Restaurants & Leisure 2.6%
Airbnb, Inc. (Class A Stock)*	13,668	1,616,787
Domino’s Pizza, Inc.	1,824	618,318
Hilton Worldwide Holdings, Inc.	4,164	630,971
Marriott International, Inc. (Class A Stock)	20,584	3,881,319
		6,747,395
Household Durables 0.3%
TopBuild Corp.*	2,841	649,907
Household Products 1.1%
Procter & Gamble Co. (The)	18,093	2,714,493
Interactive Media & Services 9.1%
Alphabet, Inc. (Class A Stock)*	101,679	12,616,330
Meta Platforms, Inc. (Class A Stock)*	35,052	10,560,116
		23,176,446
IT Services 2.1%
Gartner, Inc.*	4,706	1,562,580
MongoDB, Inc.*	11,232	3,870,435
		5,433,015
Leisure Products 0.2%
Brunswick Corp.	9,120	633,566
Life Sciences Tools & Services 0.3%
ICON PLC*	2,640	644,054
Machinery 1.4%
Caterpillar, Inc.	12,564	2,840,092
Otis Worldwide Corp.	8,159	629,957
		3,470,049

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Media 0.4%
Trade Desk, Inc. (The) (Class A Stock)*	15,223	$1,080,224
Oil, Gas & Consumable Fuels 0.2%
Cheniere Energy, Inc.	3,721	619,249
Passenger Airlines 0.7%
Delta Air Lines, Inc.	61,195	1,912,344
Personal Care Products 1.1%
L’Oreal SA (France), ADR	32,946	2,763,840
Pharmaceuticals 8.0%
AstraZeneca PLC (United Kingdom), ADR	53,919	3,409,298
Eli Lilly & Co.	18,291	10,131,934
Jazz Pharmaceuticals PLC*	4,927	625,828
Novo Nordisk A/S (Denmark), ADR	64,944	6,271,642
		20,438,702
Semiconductors & Semiconductor Equipment 14.0%
Advanced Micro Devices, Inc.*	45,156	4,447,866
Applied Materials, Inc.	12,160	1,609,376
ARM Holdings PLC, ADR*	12,654	623,716
ASML Holding NV (Netherlands)	1,053	630,547
Broadcom, Inc.	9,404	7,912,243
Enphase Energy, Inc.*	7,567	602,182
Lam Research Corp.	1,095	644,101
Lattice Semiconductor Corp.*	11,046	614,268
Monolithic Power Systems, Inc.	1,530	675,862
NVIDIA Corp.	43,861	17,886,516
		35,646,677
Software 17.0%
Adobe, Inc.*	12,957	6,893,902
Cadence Design Systems, Inc.*	4,528	1,086,041
Crowdstrike Holdings, Inc. (Class A Stock)*	3,594	635,311
Dynatrace, Inc.*	14,192	634,524
Fair Isaac Corp.*	1,447	1,223,974
HubSpot, Inc.*	2,942	1,246,731
Microsoft Corp.	64,666	21,864,221
Palo Alto Networks, Inc.*	2,601	632,095

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
PTC, Inc.*	4,566	$641,158
Salesforce, Inc.*	27,717	5,566,405
ServiceNow, Inc.*	1,121	652,254
Synopsys, Inc.*	4,686	2,199,796
		43,276,412
Specialized REITs 0.9%
American Tower Corp.	8,978	1,599,790
Equinix, Inc.	874	637,705
		2,237,495
Specialty Retail 4.5%
Home Depot, Inc. (The)	3,354	954,850
Lowe’s Cos., Inc.	15,423	2,939,161
O’Reilly Automotive, Inc.*	4,094	3,809,221
Ross Stores, Inc.	10,779	1,250,041
TJX Cos., Inc. (The)	29,112	2,563,894
		11,517,167
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	74,858	12,783,501
Textiles, Apparel & Luxury Goods 1.9%
Lululemon Athletica, Inc.*	2,568	1,010,457
LVMH Moet Hennessy Louis Vuitton SE (France)	5,474	3,919,004
		4,929,461
Trading Companies & Distributors 0.2%
Watsco, Inc.	1,811	631,840

Total Common Stocks (cost $158,822,576)		252,340,354

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Preferred Stock 0.3%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A (cost $878,749)	8,524	$747,086

Total Long-Term Investments (cost $159,701,325)		253,087,440

Short-Term Investments 1.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	2,709,457	2,709,457
PGIM Institutional Money Market Fund(wb)	40,107	40,087

Total Short-Term Investments (cost $2,749,520)		2,749,544

TOTAL INVESTMENTS 100.2% (cost $162,450,845)		255,836,984
Liabilities in excess of other assets (0.2)%		(573,385)

Net Assets 100.0%		$255,263,599

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).